Accident and Health Claim Reserves	12 Months Ended
Dec. 31, 2015
Accident and Health Claim Reserves
(11)	Accident and Health Claim Reserves

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2015, are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

Activity in the accident and health claim reserves is summarized as follows:

	2015	2014	2013
Balance at January 1, net of reinsurance recoverable of $360, $264, and $200 respectively	$2,136	1,032	2,229
Incurred related to:
Current year	2,173	1,251	868
Prior years	(154)	283	564

Total incurred	2,019	1,534	1,432

Paid related to:
Current year	42	49	77
Prior years	609	381	2,552

Total paid	651	430	2,629

Balance at December 31, net of reinsurance recoverable of $497, $360, and $264, respectively	$3,504	2,136	1,032

Prior years incurred reflect favorable / (unfavorable) claim development with the group marketing and individual long term care lines of business.